PGIM INVESTMENTS LLC

655 Broad Street

Newark, New Jersey 07102

                                     June 24, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: 497 Filing for

Prudential Investment Portfolios, Inc (Registration numbers 033-61997 and 811-07343)

PGIM Balanced Fund

Prudential Investment Portfolios 3 (Registration numbers 333-95849 and 811-09805)

PGIM Global Dynamic Bond Fund

PGIM Strategic Bond Fund

Prudential Investment Portfolios 4 (Registration numbers 033-10649 and 811-04930)

PGIM Muni High Income Fund

Prudential Investment Portfolios 6 (Registration numbers 002-91215 and 811-04024)

PGIM California Muni Income Fund

Prudential Investment Portfolios 9 (Registration numbers 333-66895 and 811-09101)

PGIM Absolute Return Bond Fund

PGIM International Bond Fund

Prudential Investment Portfolios, Inc. 14 (Registration numbers 002-82976 and 811-03712)

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15 (Registration numbers 002-63394 and 811-02896)

PGIM High Yield Fund

Prudential Investment Portfolios, Inc. 17 (Registration numbers 033-55441 and 811-07215)

PGIM Total Return Bond Fund

Prudential Global Total Return Fund, Inc. (Registration numbers 033-63943 and 811-04661)

PGIM Global Total Return Fund

PGIM Global Total Return (USD Hedged) Fund

Prudential National Muni Fund, Inc. (Registration numbers 002-66407 and 811-02992)

PGIM National Muni Fund

Prudential World Fund, Inc. (Registration numbers 002-89725 and 811-03981)

PGIM Emerging Markets Debt Hard Currency Fund

PGIM Emerging Markets Debt Local Currency Fund

The Target Portfolio Trust (Registration numbers 033-50476 and 811-07064)

PGIM Core Bond Fund

PGIM Corporate Bond Fund (each, a “Fund” and collectively, the “Funds”)

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a Supplement dated June 14, 2019 (SEC accession number 0001683863-19-001251), for the Funds listed above. The purpose of the filing is to submit the 497 filing dated June 14, 2019 in XBRL.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-8982.

Sincerely,

/s/ Diana Huffman
Diana Huffman Assistant Secretary